Note 45 Depreciation And Amortisation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation [Line Items]
Depreciation and amortisation expense	€ 1,403	€ 1,328	€ 1,234
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	867	818	740
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	547	501	437
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	317	312	299
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	3	5	3
Intanbile assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 536	€ 510	€ 494